Note 3 - Acquisition (Details) - Preliminary Allocation of Purchase Price (Acquisition of The Magnuson Grand Hotel [Member], USD $) In Thousands, unless otherwise specified	Aug. 01, 2014
Acquisition of The Magnuson Grand Hotel [Member]
Assets acquired:
Property and equipment	$ 2,570
Other intangible assets	818
Assets acquired	3,388
Liabilities assumed:
Deferred rental income	266
Total liabilities assumed	266
Total consideration	$ 3,122